Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2020	$ 759,368,000	$ 155,000	$ 2,753,955,000	$ (1,985,896,000)	$ (8,846,000)
Balance (in Shares) at Dec. 31, 2020		56,617,000
Stock-based compensation	30,977,000		30,977,000
Public offering of ordinary shares, net	218,850,000	$ 24,000	218,826,000
Other	(444,000)		(444,000)
Reduction of redeemable non-controlling interest	227,000		227,000
Comprehensive loss	(61,907,000)			(61,982,000)	75,000
Balance at Dec. 31, 2021	956,014,000	$ 182,000	3,012,481,000	(2,047,878,000)	(8,771,000)
Balance (in Shares) at Dec. 31, 2021		65,677,000
Public offering of ordinary shares, net (in Shares)		7,931,000
7931000		1,129,000
7931000	8,055,000	$ 3,000	8,052,000
Issuance of Common stock under employee stock purchase plan (in Shares)		250,000
Issuance of Common stock under employee stock purchase plan	2,979,000	$ 1,000	2,978,000
Stock-based compensation	33,461,000		33,461,000
Other	(267,000)		(267,000)
Comprehensive loss	(33,021,000)			(28,974,000)	(4,047,000)
Balance at Dec. 31, 2022	959,432,000	$ 187,000	3,048,915,000	(2,076,852,000)	(12,818,000)
Balance (in Shares) at Dec. 31, 2022		67,086,000
7931000		1,159,000
7931000	266,000	$ 4,000	262,000
Issuance of Common stock under employee stock purchase plan (in Shares)		562,000
Issuance of Common stock under employee stock purchase plan	5,915,000	$ 2,000	5,913,000
Stock-based compensation	31,614,000		31,614,000
Issuance of shares as part of the Origin acquisition	5,202,000	1,000	5,201,000
Comprehensive loss	(117,335,000)			(123,074,000)	5,739,000
Balance at Dec. 31, 2023	884,839,000	$ 195,000	3,091,649,000	$ (2,199,926,000)	$ (7,079,000)
Balance (in Shares) at Dec. 31, 2023		69,656,000
Issuance of shares as part of the Origin acquisition (in Shares)		318,000
7931000		1,690,000
7931000	$ 11,000	$ 5,000	$ 6,000